INCOME TAXES (Details Textuals) (USD $)	Jun. 30, 2012
Income Taxes [Abstract]
Federal income tax loss carry forwards	$ 40,715,966
Valuation allowance for full amount of related deferred tax asset	14,250,588
Canadian subsidiaries non-capital tax loss carry forwards available to be used	2,844,864
Deferred tax asset fully offset by valuation allowance	$ 753,889